Convertible Preferred Stock and Stockholders' Deficit - Schedule Of Convertible Preferred Stock (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Shares Authorized	290,000,000	290,000,000
Common Stock, Shares, Issued	105,964,928	103,062,319
Common Stock, Shares, Outstanding	104,022,678	100,223,194
Common Stock, Carrying Value	$ 100	$ 100
Carrying Value	$ 72,173,000	$ 72,173,000
Series A Convertible PreferredStock [Member]
Authorized Shares	133,216,940	133,216,940
Issued Shares	133,216,940	133,216,940
Outstanding Shares	133,216,940	133,216,940
Liquidation Preference	$ 130,686,000	$ 130,686,000
Carrying Value	$ 9,881,000	$ 9,881,000
Series B One Convertible Preferred Stock [Member]
Authorized Shares	13,326,050	13,326,050
Issued Shares	13,326,050	13,326,050
Outstanding Shares	13,326,050	13,326,050	13,326,050
Liquidation Preference	$ 50,000,000	$ 50,000,000
Carrying Value	$ 49,675,000	$ 49,675,000	$ 49,675,000
Temporary equity dividend payable per share	$ 0.240131
Series B Two Convertible Preferred Stock [Member]
Authorized Shares	3,991,610	3,991,610
Issued Shares	3,991,610	3,991,610
Outstanding Shares	3,991,610	3,991,610	3,991,610
Liquidation Preference	$ 11,981,000	$ 11,981,000
Carrying Value	$ 12,617,000	$ 12,617,000	$ 12,617,000
Temporary equity dividend payable per share	$ 0.240131